ADVANCES TO SUPPLIERS, NET (Details Narrative) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Prepaid inventory, percentage	100.00%	18.70%
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties current	$ 3.8	$ 2.8